Property and Equipment, net (Tables)	12 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment Net	Property and equipment, net consist of the following:
	September 30, 2023	September 30, 2022
	US$	US$
Land	721,462	721,462
Buildings	1,129,961	1,129,961
Machinery & equipment	1,974,266	92,654
Vehicles	153,851	153,851
Furniture and fixtures	154,804	91,958
Software	870,727	698,000
Leasehold improvement	17,329	-
Total	5,022,400	2,887,886
Less: Accumulated depreciation	$(2,981,158)	$(682,802)
Property and equipment, net	2,041,242	2,205,084